Morgan Stanley Income Opportunities Fund

(formerly Global Fixed Income Opportunities Fund)

Portfolio of Investments ◼ July 31, 2025 (unaudited)

Principal Amount (000)		Coupon Rate	Maturity Date	Value
	Corporate Bonds (25.8%)
	Angola (0.3%)
	Energy
$1,365	Azule Energy Finance PLC	8.125%	01/23/30	$1,376,164

	Argentina (0.2%)
	Energy
1,000	YPF SA	8.25	01/17/34	1,011,490

	Australia (0.6%)
	Basic Materials
1,385	Newcastle Coal Infrastructure Group Pty. Ltd. (a)	4.70	05/12/31	1,333,000
	Finance
2,220	Westpac Banking Corp.	2.668	11/15/35	1,961,744
	Total Australia			3,294,744

	Brazil (1.3%)
	Basic Materials
205	Braskem Netherlands Finance BV	4.50	01/10/28	156,607
1,569	Braskem Netherlands Finance BV (b)	4.50	01/31/30	1,115,437
2,557	Samarco Mineracao SA, 0.00% Cash, 9.00% PIK (c)	9.00	06/30/31	2,533,567
				3,805,611
	Consumer, Cyclical
1,075	Gol Finance, Inc. (a)	14.375	06/06/30	1,049,469
	Energy
245	Yinson Boronia Production BV (a)	8.947	07/31/42	264,905
	Industrials
1,393	MV24 Capital BV	6.748	06/01/34	1,387,089
	Total Brazil			6,507,074

	Canada (0.2%)
	Consumer, Cyclical
1,180	Superior Plus LP/Superior General Partner, Inc. (a)	4.50	03/15/29	1,126,739

	China (0.1%)
	Communications
300	Alibaba Group Holding Ltd.	0.50	06/01/31	399,300
200	PDD Holdings, Inc.	0.00 (d)	12/01/25	197,000
	Total China			596,300

Morgan Stanley Income Opportunities Fund

(formerly Global Fixed Income Opportunities Fund)

Portfolio of Investments ◼ July 31, 2025 (unaudited) continued

Principal Amount (000)			Coupon Rate	Maturity Date	Value
		Colombia (0.5%)
		Consumer, Cyclical
	$1,655	Avianca Midco 2 PLC (a)(b)	9.00%	12/01/28	$1,583,017
	417	Avianca Midco 2 PLC (a)(b)	9.625	02/14/30	388,187
					1,971,204
		Finance
	712	Bancolombia SA	8.625	12/24/34	758,018
		Total Colombia			2,729,222

		France (2.8%)
		Communications
EUR	386	Orange SA	5.00	(e)	451,999
		Consumer, Cyclical
	1,100	RCI Banque SA	5.50	10/09/34	1,311,715
		Consumer, Non-Cyclical
	850	Loxam SAS (a)	4.25	02/15/30	982,005
		Energy
	4,430	TotalEnergies SE	2.00	(e)	4,684,697
	980	TotalEnergies SE	3.25	(e)	1,003,742
					5,688,439
		Utilities
	1,800	Electricite de France SA	2.625	(e)	2,012,819
	900	Engie SA	1.875	(e)	920,997
	2,000	Engie SA	4.75	(e)	2,392,550
	800	Engie SA	5.125	(e)	971,627
					6,297,993
		Total France			14,732,151

		Germany (0.6%)
		Consumer, Cyclical
	1,480	Volkswagen International Finance NV	4.625	(e)	1,702,812
	1,300	Volkswagen International Finance NV	7.50	(e)	1,628,378
		Total Germany			3,331,190

		Ghana (0.1%)
		Energy
	$436	Tullow Oil PLC	10.25	05/15/26	393,490

Morgan Stanley Income Opportunities Fund

(formerly Global Fixed Income Opportunities Fund)

Portfolio of Investments ◼ July 31, 2025 (unaudited) continued

Principal Amount (000)			Coupon Rate	Maturity Date	Value
		Greece (1.3%)
		Finance
EUR	1,400	Eurobank Ergasias Services & Holdings SA	4.25%	04/30/35	$1,612,836
	2,070	National Bank of Greece SA	8.00	01/03/34	2,666,361
	2,140	Piraeus Financial Holdings SA	7.25	04/17/34	2,698,151
		Total Greece			6,977,348

		Hong Kong (0.6%)
		Communications
	$1,310	CAS Capital No. 1 Ltd.	4.00	(e)	1,284,441
		Industrials
	1,680	Seaspan Corp. (a)	5.50	08/01/29	1,601,194
		Total Hong Kong			2,885,635

		Israel (0.3%)
		Consumer, Non-Cyclical
EUR	1,290	Teva Pharmaceutical Finance Netherlands II BV	4.125	06/01/31	1,483,036

		Italy (1.2%)
		Finance
	$2,085	Intesa Sanpaolo SpA (a)	7.20	11/28/33	2,346,490
		Utilities
EUR	3,210	Enel SpA	6.375	(e)	3,963,295
		Total Italy			6,309,785

		Jamaica (0.5%)
		Communications
	$1,500	Digicel Intermediate Holdings Ltd./Digicel International Finance Ltd./Difl U.S., 9.00% Cash, 1.50% PIK (c)	10.50	05/25/27	1,508,070
	1,260	Digicel International Finance Ltd./Difl U.S. LLC (a)(f)	8.625	08/01/32	1,273,700
		Total Jamaica			2,781,770

		Luxembourg (0.5%)
		Basic Materials
EUR	1,630	INEOS Finance PLC (a)	5.625	08/15/30	1,783,320
		Consumer, Cyclical
	870	Essendi SA (a)	5.375	05/15/30	1,028,067
		Total Luxembourg			2,811,387

Morgan Stanley Income Opportunities Fund

(formerly Global Fixed Income Opportunities Fund)

Portfolio of Investments ◼ July 31, 2025 (unaudited) continued

Principal Amount (000)			Coupon Rate	Maturity Date	Value
		Mexico (0.8%)
		Communications
	$800	Total Play Telecomunicaciones SA de CV (a)	11.125%	12/31/32	$771,940
		Finance
	1,096	Banco Actinver SA/Grupo GICSA SAB de CV (a)	4.80	12/18/34	854,821
	1,330	Banco Mercantil del Norte SA (a)	8.375	(e)	1,360,338
	1,260	BBVA Mexico SA Institucion De Banca Multiple Grupo Financiero BBVA Mexico (a)	8.45	06/29/38	1,344,146
					3,559,305
		Total Mexico			4,331,245

		Netherlands (0.7%)
		Utilities
EUR	1,510	Alliander NV	4.50	(e)	1,776,404
	1,600	TenneT Holding BV	4.625	(e)	1,882,934
		Total Netherlands			3,659,338

		Pakistan (0.1%)
		Communications
	$415	Veon Midco BV	3.375	11/25/27	384,292

		Peru (0.3%)
		Energy
	542	Peru LNG SRL	5.375	03/22/30	516,556
	1,200	Petroleos del Peru SA	5.625	06/19/47	809,974
		Total Peru			1,326,530

		Spain (2.1%)
		Communications
EUR	1,300	Telefonica Emisiones SA	4.055	01/24/36	1,500,288
	1,100	Telefonica Europe BV	2.502	(e)	1,241,846
					2,742,134
		Energy
	1,510	Repsol International Finance BV	2.50	(e)	1,712,269
		Utilities
	4,100	Iberdrola Finanzas SA	4.875	(e)	4,896,783
	900	Iberdrola International BV	1.45	(e)	1,004,897
	700	NorteGas Energia Distribucion SA	0.905	01/22/31	692,711
					6,594,391
		Total Spain			11,048,794

Morgan Stanley Income Opportunities Fund

(formerly Global Fixed Income Opportunities Fund)

Portfolio of Investments ◼ July 31, 2025 (unaudited) continued

Principal Amount (000)			Coupon Rate	Maturity Date	Value
		Sweden (0.2%)
		Consumer, Non-Cyclical
EUR	1,070	Verisure Holding AB	3.25%	02/15/27	$1,220,216

		Switzerland (0.3%)
		Consumer, Cyclical
	$1,550	VistaJet Malta Finance PLC/Vista Management Holding, Inc. (a)(b)	6.375	02/01/30	1,465,670

		Turkey (0.6%)
		Basic Materials
	1,970	Eldorado Gold Corp. (a)	6.25	09/01/29	1,974,415
	304	WE Soda Investments Holding PLC	9.50	10/06/28	317,260
					2,291,675
		Utilities
	1,000	Zorlu Enerji Elektrik Uretim AS	11.00	04/23/30	969,634
		Total Turkey			3,261,309

		United Kingdom (1.5%)
		Communications
GBP	1,740	Virgin Media Secured Finance PLC	4.25	01/15/30	2,124,150
	$1,030	Vmed O2 U.K. Financing I PLC (a)	4.75	07/15/31	954,017
					3,078,167
		Energy
EUR	2,730	BP Capital Markets PLC	3.625	(e)	3,126,254
	$1,605	BP Capital Markets PLC	4.875	(e)	1,583,865
					4,710,119
		Total United Kingdom			7,788,286

		United States (8.1%)
		Communications
	1,260	Arches Buyer, Inc. (a)	4.25	06/01/28	1,214,740
	740	CCO Holdings LLC/CCO Holdings Capital Corp. (a)	4.50	08/15/30	692,892
	1,230	Clear Channel Outdoor Holdings, Inc. (a)(b)	7.75	04/15/28	1,162,657
	1,460	Clear Channel Outdoor Holdings, Inc. (a)	7.875	04/01/30	1,504,832
	1,480	McGraw-Hill Education, Inc. (a)	5.75	08/01/28	1,475,432
	1,430	McGraw-Hill Education, Inc. (a)	7.375	09/01/31	1,487,686
					7,538,239
		Consumer, Cyclical
	3,810	Ford Motor Credit Co. LLC	7.35	03/06/30	4,026,854

Morgan Stanley Income Opportunities Fund

(formerly Global Fixed Income Opportunities Fund)

Portfolio of Investments ◼ July 31, 2025 (unaudited) continued

Principal Amount (000)			Coupon Rate	Maturity Date	Value
	$1,911	PetSmart, Inc./PetSmart Finance Corp. (a)	4.75%	02/15/28	$1,877,440
	1,010	Sonic Automotive, Inc. (a)(b)	4.625	11/15/29	972,133
					6,876,427
		Consumer, Non-Cyclical
	1,460	Allied Universal Holdco LLC/Allied Universal Finance Corp./Atlas Luxco 4 SARL (a)	4.625	06/01/28	1,421,732
	2,440	Centene Corp.	2.50	03/01/31	2,049,958
	1,110	Chobani LLC/Chobani Finance Corp., Inc. (a)	7.625	07/01/29	1,157,869
	1,580	LifePoint Health, Inc. (a)	9.875	08/15/30	1,704,878
EUR	1,110	Upjohn Finance BV	1.362	06/23/27	1,234,930
					7,569,367
		Energy
	$918	Transocean, Inc. (a)	8.75	02/15/30	952,991
		Finance
	1,330	Focus Financial Partners LLC (a)	6.75	09/15/31	1,360,243
	870	Global Atlantic Fin Co. (a)	4.70	10/15/51	851,803
	685	Global Atlantic Fin Co. (a)	7.95	10/15/54	717,541
	714	HAT Holdings I LLC/HAT Holdings II LLC (a)	8.00	06/15/27	740,391
					3,669,978
		Industrials
	1,260	Artera Services LLC (a)(b)	8.50	02/15/31	1,044,625
	1,180	Calderys Financing LLC (a)	11.25	06/01/28	1,248,176
	1,290	Masterbrand, Inc. (a)	7.00	07/15/32	1,312,645
					3,605,446
		Technology
	1,400	AthenaHealth Group, Inc. (a)	6.50	02/15/30	1,377,393
	1,391	Cloud Software Group, Inc. (a)	6.50	03/31/29	1,405,724
	2,660	Concentrix Corp.	6.65	08/02/26	2,703,840
	1,910	McAfee Corp. (a)(b)	7.375	02/15/30	1,772,965
	810	Seagate Data Storage Technology Pte. Ltd. (a)	9.625	12/01/32	912,907
	776	West Technology Group LLC (a)	8.50	04/10/27	216,310
					8,389,139
		Utilities
EUR	680	Duke Energy Corp.	3.85	06/15/34	775,381

Morgan Stanley Income Opportunities Fund

(formerly Global Fixed Income Opportunities Fund)

Portfolio of Investments ◼ July 31, 2025 (unaudited) continued

Principal Amount (000)			Coupon Rate	Maturity Date	Value
	$1,330	XPLR Infrastructure Operating Partners LP (a)(b)	8.375%	01/15/31	$1,396,053
	1,460	XPLR Infrastructure Operating Partners LP (a)(b)	8.625	03/15/33	1,547,547
					3,718,981
		Total United States			42,320,568
		Total Corporate Bonds (Cost $129,585,545)			135,153,773

		Sovereign (20.1%)
		Albania (0.4%)
EUR	1,850	Albania Government International Bond (a)	4.75	02/14/35	2,128,823

		Angola (0.1%)
	$720	Angolan Government International Bond	8.75	04/14/32	656,183

		Argentina (0.3%)
ARS	553,000	Argentina Treasury Bonds BONTE	29.50	05/30/30	413,357
	561,625	Bono Del Tesoro Nacional Capitalizable en Pesos	2.05	01/15/27	371,558
	973,154	Bono Del Tesoro Nacional Capitalizable en Pesos	2.15	06/30/26	635,311
	18,721	Bono Del Tesoro Nacional Capitalizable en Pesos	2.60	02/13/26	12,602
	384,813	Bono Del Tesoro Nacional Capitalizable en Pesos	2.65	01/30/26	265,201
		Total Argentina			1,698,029

		Bahamas (0.2%)
	$1,069	Bahamas Government International Bond (a)	8.25	06/24/36	1,087,707

		Benin (0.6%)
EUR	1,800	Benin Government International Bond	4.95	01/22/35	1,838,417
	1,600	Benin Government International Bond	6.875	01/19/52	1,568,988
		Total Benin			3,407,405

		Bosnia and Herzegovina (0.1%)
	407	Federation of Bosnia & Herzegovina Eurobond	5.50	07/17/30	478,182

		Brazil (0.9%)
BRL	6,200	Brazil Notas do Tesouro Nacional	6.00	08/15/30	4,786,416

		Dominican Republic (0.6%)
DOP	153,300	Dominican Republic International Bond	13.625	02/03/33	3,010,078

		Ethiopia (0.8%)
	$4,350	Ethiopia International Bond	6.625	12/11/24	4,012,875

		Japan (0.9%)
JPY	800,000	Japan Government Thirty Year Bond	2.40	03/20/55	4,648,720

Morgan Stanley Income Opportunities Fund

(formerly Global Fixed Income Opportunities Fund)

Portfolio of Investments ◼ July 31, 2025 (unaudited) continued

Principal Amount (000)			Coupon Rate	Maturity Date	Value
		Lebanon (0.3%)
	$7,800	Lebanon Government International Bond (g)(h)	7.00%	03/20/28	$1,466,400

		Mexico (3.7%)
MXN	175,000	Mexican Bonos	7.75	11/23/34	8,410,517
	108,500	Mexican Bonos	8.50	11/18/38	5,259,353
	49,447	Mexico Udibonos	2.75	11/27/31	2,314,729
EUR	2,170	Petroleos Mexicanos	2.75	04/21/27	2,406,073
	$890	Petroleos Mexicanos	6.50	03/13/27	890,907
		Total Mexico			19,281,579

		Montenegro (0.5%)
EUR	2,440	Montenegro Government International Bond (a)	4.875	04/01/32	2,760,380

		Mozambique (0.1%)
	$860	Mozambique International Bond (i)	9.00	09/15/31	752,968

		Nigeria (0.2%)
	890	Nigeria Government International Bond	7.375	09/28/33	822,177

		Peru (4.0%)
PEN	39,571	Peru Government Bond	6.15	08/12/32	11,459,622
	32,830	Peru Government Bond	6.85	08/12/35	9,395,228
		Total Peru			20,854,850

		Philippines (0.5%)
PHP	152,500	Philippines Government Bond	6.375	04/28/35	2,658,555

		Poland (0.5%)
PLN	11,022	Republic of Poland Government Bond	2.00	08/25/36	2,638,428

		Romania (1.2%)
EUR	1,215	Romanian Government International Bond	2.625	12/02/40	899,125
	4,387	Romanian Government International Bond	6.75	07/11/39	5,149,493
		Total Romania			6,048,618

		South Africa (2.1%)
ZAR	47,768	Republic of South Africa Government Bond	8.75	01/31/44	2,202,052
	164,080	Republic of South Africa Government Bond	8.875	02/28/35	8,602,215
		Total South Africa			10,804,267

		Sri Lanka (0.8%)
	$4,700	Sri Lanka Government International Bond (a)(i)	3.10	01/15/30	4,235,875

Morgan Stanley Income Opportunities Fund

(formerly Global Fixed Income Opportunities Fund)

Portfolio of Investments ◼ July 31, 2025 (unaudited) continued

Principal Amount (000)			Coupon Rate	Maturity Date	Value
		Turkey (0.3%)
TRY	70,000	Turkiye Government Bond	27.70%	09/27/34	$1,628,693

		Ukraine (0.3%)
	$3,500	Ukraine Government International Bond (i)	3.00	02/01/35	1,633,182

		Venezuela (0.6%)
	465	Petroleos de Venezuela SA (g)(h)	0.00	10/27/20	415,728
	1,618	Petroleos de Venezuela SA (g)(h)	5.375	04/12/27	226,692
	1,120	Petroleos de Venezuela SA (g)(h)	5.50	04/12/37	157,304
	5,321	Petroleos de Venezuela SA (g)(h)	6.00	10/28/22 - 11/15/26	700,912
	568	Petroleos de Venezuela SA (g)(h)	9.00	11/17/21	82,090
	256	Petroleos de Venezuela SA (g)(h)	9.75	05/17/35	40,784
	2,000	Petroleos de Venezuela SA (g)(h)	12.75	02/17/22	311,000
	2,019	Venezuela Government International Bond (g)(h)	6.00	12/09/20	313,069
	815	Venezuela Government International Bond (g)(h)	7.00	12/01/18	121,313
	21	Venezuela Government International Bond (g)(h)	7.75	10/13/19	3,297
	734	Venezuela Government International Bond (g)(h)	11.95	08/05/31	152,378
	126	Venezuela Government International Bond (g)(h)	12.75	08/23/22	24,819
	3,433	Venezuela Government International Bond (g)(h)	13.625	08/15/18	721,273
		Total Venezuela			3,270,659

		Zambia (0.1%)
	796	Zambia Government International Bond	0.50	12/31/53	583,809
		Total Sovereign (Cost $104,139,521)			105,354,858

		Agency Fixed Rate Mortgages (13.8%)
		Federal Home Loan Mortgage Corporation,
	2,140	Conventional Pools:	6.00	06/01/54 - 09/01/54	2,173,835
	1	Gold Pool:	6.50	10/01/32	506
		Federal National Mortgage Association,
	46,500	August TBA: (j)	5.50	08/01/54	46,251,153
		Conventional Pools:
	9		6.50	05/01/28 - 01/01/32	9,756
	2		7.00	11/01/32	1,759
		Government National Mortgage Association,
	20,700	October TBA: (j)	6.50	10/20/54	21,177,618
		Various Pools:
	2,697		6.00	08/20/53	2,782,737
	1		8.00	01/15/30 - 05/15/30	1,182
		Total Agency Fixed Rate Mortgages (Cost $72,314,906)			72,398,546

Morgan Stanley Income Opportunities Fund

(formerly Global Fixed Income Opportunities Fund)

Portfolio of Investments ◼ July 31, 2025 (unaudited) continued

Principal Amount (000)		Coupon Rate	Maturity Date	Value
	Asset-Backed Securities (14.5%)
$1,246	AMSR Trust (a)	5.00%	03/17/39	$1,217,175
	Barings CLO Ltd.
740	Class D2, 3 Month Term SOFR + 3.65% (a)	7.975(k)	04/20/38	743,240
1,110	Class D2R, 3 Month Term SOFR + 4.60% (a)	8.918(k)	07/15/37	1,116,379
1,110	Class E, 3 Month Term SOFR + 4.60% (a)	8.925(k)	04/20/38	1,103,781
1,110	Battalion CLO XXV Ltd., Class D 3 Month Term SOFR + 4.35% (a)	8.675(k)	03/13/37	1,119,649
826	Bayview Financial Revolving Asset Trust 1 Month Term SOFR + 1.11% (a)	5.467(k)	02/28/40	799,392
740	Benefit Street Partners CLO XV Ltd., Class D2R 3 Month Term SOFR + 4.50% (a)	8.818(k)	07/15/37	745,241
1,000	Birch Grove CLO 14 Ltd., Class D1 3 Month Term SOFR + 3.50% (a)	7.83 (k)	07/22/37	1,002,388
445	Blackbird Capital Aircraft Lease Securitization Ltd. (a)	4.213	12/16/41	445,219
	Bryant Park Funding Ltd.
1,110	Class D, 3 Month Term SOFR + 4.30% (a)	8.618(k)	04/15/37	1,121,130
1,110	Class D1R, 3 Month Term SOFR + 2.80% (a)	7.118(k)	04/15/38	1,109,817
616	Cascade MH Asset Trust (a)	4.00 (k)	11/25/44	587,504
1,110	Countrywide Asset-Backed Certificates Trust 1 Month Term SOFR + 1.69%	3.541(k)	03/25/35	962,667
672	ECAF I Ltd., Class A2 (Cayman Islands) (a)	4.947	06/15/40	601,799
1,110	Elmwood CLO 32 Ltd., Class D1 3 Month Term SOFR + 2.85% (a)	7.179(k)	10/18/37	1,116,051
1,110	Elmwood CLO 40 Ltd., Class E 3 Month Term SOFR + 5.25% (a)	9.526(k)	03/22/38	1,123,515
740	Elmwood CLO VIII Ltd., Class DR 3 Month Term SOFR + 3.80% (a)	8.125(k)	04/20/37	748,254
1,110	Empower CLO Ltd., Class D1 3 Month Term SOFR + 3.75% (a)	8.068(k)	04/25/37	1,118,498
4,430	Finance of America HECM Buyout, Class M4 (a)	6.00 (k)	10/01/34	4,037,529
2,133	FirstKey Homes Trust, Class F3 (a)	3.686	08/17/38	2,079,583
	FMC GMSR Issuer Trust
2,960	Class A (a)	3.62 (k)	07/25/26	2,813,850
1,480	Class A (a)	4.45 (k)	01/25/26	1,442,234
2,220	Class A (a)	7.90	07/25/27	2,244,397
1,180	Class B (a)	4.44 (k)	10/25/26	1,110,720
2,960	Class B (a)	7.17	04/25/27	2,986,347
2,096	GAIA Aviation Ltd. (Cayman Islands) (a)	7.00	12/15/44	1,806,722

Morgan Stanley Income Opportunities Fund

(formerly Global Fixed Income Opportunities Fund)

Portfolio of Investments ◼ July 31, 2025 (unaudited) continued

Principal Amount (000)		Coupon Rate	Maturity Date	Value
$740	Galaxy 33 CLO Ltd., Class D1 3 Month Term SOFR + 3.55% (a)	7.875(k)%	04/20/37	$742,731
1,110	Golub Capital Partners CLO 72 B Ltd., Class D 3 Month Term SOFR + 4.00% (a)	8.318(k)	04/25/37	1,118,433
	Harvest SBA Loan Trust
2,056	Class A, SOFR30A + 2.25% (a)	6.684(k)	12/25/51	2,071,119
995	Class A, SOFR30A + 3.25% (a)	7.684(k)	10/25/50	1,013,828
1,110	Harvest U.S. CLO Ltd., Class D1 3 Month Term SOFR + 3.25% (a)	7.568(k)	10/15/37	1,113,826
1,773	Horizon Aircraft Finance IV Ltd., Class A (a)	5.375	09/15/49	1,773,953
521	LoanMe Trust Prime, Class B (a)	6.00	09/15/34	519,474
1,110	Madison Park Funding LV Ltd., Class D1R 3 Month Term SOFR + 3.15% (a)	7.479(k)	07/18/37	1,114,309
	Magnetite XXII Ltd.
740	Class DJ, 3 Month Term SOFR + 4.15% (a)	8.468(k)	07/15/36	741,801
740	Class DRR, 3 Month Term SOFR + 2.90% (a)	7.218(k)	07/15/36	741,481
602	METAL LLC, Class A (a)	4.581	10/15/42	400,085
1,810	Mortgage Subordinate Trust, Class A (a)	0.00	12/29/31	1,531,167
416	Newtek Small Business Loan Trust Daily U.S. Prime Rate + 0.10% (a)	7.60 (k)	12/25/48	409,325
2,177	NRM FNT1 Excess LLC, Class A (a)	7.398	11/25/31	2,203,413
705	NRZ Excess Spread-Collateralized Notes, Class A (a)	3.104	07/25/26	688,441
920	Oaktree CLO Ltd., Class D2RR 3 Month Term SOFR + 4.70% (a)	9.025(k)	07/20/37	923,772
2,828	Oakwood Mortgage Investors, Inc., Class A4	7.405(k)	06/15/31	213,787
	OCP CLO Ltd.
1,110	Class D1, 3 Month Term SOFR + 3.75% (a)	8.069(k)	04/23/37	1,121,846
740	Class D2R, 3 Month Term SOFR + 4.40% (a)	8.725(k)	10/20/37	747,927
	Palmer Square CLO Ltd.
1,110	Class CR, 3 Month Term SOFR + 3.90% (a)	8.229(k)	04/18/37	1,119,940
740	Class ER, 3 Month Term SOFR + 6.40% (a)	10.725(k)	07/20/38	745,412
2,220	PMT FMSR Issuer Trust, Class A 1 Month Term SOFR + 3.11% (a)	7.467(k)	03/25/26	2,234,221
2,960	PNMAC GMSR Issuer Trust, Class A 1 Month Term SOFR + 3.20% (a)	7.552(k)	03/25/29	2,972,841
1,850	Progress Residential Trust, Class F (a)	4.053	11/17/40	1,761,864
2,153	Raptor Aircraft Finance I LLC, Class A (a)	4.213	08/23/44	1,951,022
1,386	ReadyCap Lending Small Business Loan Trust, Class A Daily U.S. Prime Rate + 0.07% (a)	7.57 (k)	04/25/48	1,403,271
1,219	Shenton Aircraft Investment Ltd., Class A (a)	4.75	10/15/42	1,179,017

Morgan Stanley Income Opportunities Fund

(formerly Global Fixed Income Opportunities Fund)

Portfolio of Investments ◼ July 31, 2025 (unaudited) continued

Principal Amount (000)		Coupon Rate	Maturity Date	Value
	STAR Trust
$590	Class D, 1 Month Term SOFR + 2.45% (a)	6.792(k)%	02/17/42	$590,520
2,220	Class D, 1 Month Term SOFR + 2.55% (a)	6.892(k)	05/17/39	2,241,059
518	Start II Ltd., Class A (Bermuda) (a)	4.089	03/15/44	513,512
648	Start Ltd. (a)	4.089	05/15/43	646,830
740	TICP CLO VI Ltd. 3 Month Term SOFR + 6.51% (a)	10.829(k)	01/15/34	746,466
	Trinitas CLO VI Ltd.
740	3 Month Term SOFR + 4.01% (a)	8.33 (k)	01/25/34	740,938
740	3 Month Term SOFR + 7.08% (a)	11.396(k)	01/25/34	729,549
1,850	VINE Trust, Class E1 (a)	4.75	12/17/40	1,740,480
	Total Asset-Backed Securities (Cost $75,906,923)			75,810,741

	Collateralized Mortgage Obligations - Agency Collateral Series (6.8%)
4,000	Federal Home Loan Mortgage Corporation, REMIC 21.06% - 3 x SOFR30A	8.011(l)	08/25/55	4,104,877
	Federal National Mortgage Association,
	IO REMIC
155		1.776(k)	03/25/44	9,348
28	6.44% - SOFR30A	2.086(l)	08/25/41	458
314		2.177(k)	10/25/39	17,619
	Government National Mortgage Association,
473	IO REMIC 6.14% - 1 Month Term SOFR	1.785(l)	12/20/42	50,284
	REMIC
2,522	22.73% - SOFR30A	6.791(l)	10/20/52	2,585,732
4,987	25.60% - 4 x SOFR30A	8.208(l)	06/20/55	5,119,921
12,970	21.30% - 3 x SOFR30A	8.256(l)	06/20/55	13,457,232
5,000	21.30% - 3 x SOFR30A	8.397(l)	07/20/55	5,176,492
5,000	21.30% - 3 x SOFR30A	8.40 (l)	07/20/55	5,165,624
	Total Collateralized Mortgage Obligations - Agency Collateral Series (Cost $35,070,587)			35,687,587

	Commercial Mortgage-Backed Securities (4.7%)
1,822	Bayview Commercial Asset Trust, Class A4A 1 Month Term SOFR + 1.61% (a)	6.717(k)	12/25/37	1,610,492
1,286	BPR Trust, Class A 1 Month Term SOFR + 1.86% (a)	6.206(k)	06/15/38	1,283,064
670	Citigroup Commercial Mortgage Trust (a)	3.503(k)	12/10/41	565,513
1,110	Commercial Mortgage Trust (a)	3.40 (k)	08/15/57	1,003,853

Morgan Stanley Income Opportunities Fund
(formerly Global Fixed Income Opportunities Fund)

Portfolio of Investments ◼ July 31, 2025 (unaudited) continued

Principal Amount (000)			Coupon Rate	Maturity Date	Value
		Credit Suisse Mortgage Trust, Class A
	$1,811	1 Month Term SOFR + 3.57% (a)	7.916(k)%	05/09/26	$1,776,462
	3,195	1 Month Term SOFR + 3.83% (a)	8.171(k)	08/15/26	3,005,306
		Federal Home Loan Mortgage Corporation
		IO
	5,170		2.628(k)	01/25/49	625,552
	4,750		3.067(k)	11/25/36	1,116,397
	7,336		4.334(k)	11/25/55	1,810,870
	189	FREMF Mortgage Trust, IO SOFR30A + 5.36% (a)	9.684(k)	07/25/26	10,658
		Harvest Commercial Capital Loan Trust, Class A
	1,850	(a)	5.964(k)	04/25/52	1,697,087
	2,119		6.164	10/25/56	2,143,322
	1,110	(a)	6.337(k)	09/25/46	1,059,837
	136	JPMBB Commercial Mortgage Securities Trust (a)	4.048(k)	09/15/47	116,523
	1,480	Natixis Commercial Mortgage Securities Trust (a)	4.135(k)	05/15/39	1,340,713
	2,220	SG Commercial Mortgage Securities Trust (a)	3.477(k)	09/15/39	1,862,542
	500	Sutherland Commercial Mortgage Trust (a)	2.23 (k)	12/25/41	433,629
	1,852	VCC Trust, Class A1 (a)	8.163	05/25/55	1,855,413
	1,193	Velocity Commercial Capital Loan Trust (a)	6.58 (k)	04/25/54	1,207,248
		Total Commercial Mortgage-Backed Securities (Cost $25,068,713)			24,524,481

		Mortgages - Other (20.7%)
	1,850	ATLX Trust, Class M1 (a)	4.34 (k)	04/25/64	1,753,019
GBP	590	Banna RMBS DAC 3 Month GBP SONIA + 3.50% (United Kingdom)	7.739	12/30/63	787,576
	$2,960	Boston Lending Trust (a)	3.25 (k)	05/25/62	2,744,360
		Brean Asset Backed Securities Trust
	3,980	(a)	4.00	09/25/63	3,799,853
	1,790	(a)	4.50 (k)	03/25/78	1,748,446
		Cascade Funding Mortgage Trust
	792	Class M2 (a)	2.00 (k)	02/25/52	734,659
	3,330	Class M2 (a)	3.25 (k)	11/25/35	3,292,304
	1,160	Class M4 (a)	3.00 (k)	05/25/34	1,047,391
	2,220	Class M4 (a)	3.00 (k)	03/25/35	1,977,618
	4,060	Class M4 (a)	4.25 (k)	04/25/33	3,819,316
	2,960	Class M5 (a)	3.00 (k)	06/25/34	2,619,617
		Champs Trust
	2,289	Class A (a)	8.177(k)	04/25/60	2,384,622
	2,510	Class A (a)	8.72 (k)	07/25/59	2,598,623

Morgan Stanley Income Opportunities Fund
(formerly Global Fixed Income Opportunities Fund)

Portfolio of Investments ◼ July 31, 2025 (unaudited) continued

Principal Amount (000)			Coupon Rate	Maturity Date	Value
	$2,153	Class A (a)	9.251(k)%	11/25/59	$2,242,645
	629	CHL Mortgage Pass-Through Trust	6.00	12/25/36	345,129
	4,461	Credit Suisse First Boston Mortgage Securities Corp., Class B 1 Month Term SOFR + 2.96% (a)	4.091(k)	03/25/45	5,111,638
	1,935	Ellington Financial Mortgage Trust (a)	4.50 (k)	03/25/54	1,847,227
EUR	1,461	Eurohome Italy Mortgages Srl, Class A 3 Month EURIBOR + 0.60% (Italy)	2.776(k)	11/02/54	1,576,474
	397	Eurohome Mortgages PLC 3 Month EURIBOR + 0.21% (Germany)	2.386(k)	08/02/50	428,614
	$2,000	Federal Home Loan Mortgage Corporation REMIC, Class B2 SOFR30A + 10.25% (a)	14.60 (k)	05/25/42	2,257,633
	3,000	Government National Mortgage Association (f)	7.65	08/29/25	3,024,375
GBP	1,030	Great Hall Mortgages No. 1 PLC 3 Month GBP SONIA + 3.12% (United Kingdom)	7.358(k)	06/18/38	1,337,872
	$583	GSR Mortgage Loan Trust, PAC	5.50	03/25/35	518,795
	1,658	Imperial Fund Mortgage Trust, Class A1 (a)	7.369	11/25/67	1,663,642
	2,432	La Hipotecaria Panamanian Mortgage Trust (Panama) (a)	4.35	07/13/52	2,205,586
	1,630	LHOME Mortgage Trust (a)	8.00	08/25/28	1,640,957
EUR	595	Ludgate Funding PLC 3 Month EURIBOR + 0.85% (United Kingdom)	2.789(k)	01/01/61	640,398
	$975	Merrill Lynch Mortgage Investors Trust, IO (a)	0.134(k)	02/25/36	10
GBP	1,480	Mortgage Funding PLC 3 Month GBP SONIA + 3.32% (United Kingdom)	7.558(k)	03/13/46	1,954,555
	417	Newgate Funding PLC 3 Month GBP SONIA + 3.12% (United Kingdom)	7.358(k)	12/15/50	541,628
	$2,403	NRM FHT1 Excess Owner LLC, Class A (a)	6.545	03/25/32	2,419,955
	1,200	NYMT Loan Trust, Class A (a)	7.154	02/25/29	1,206,172
		Ocwen Loan Investment Trust
	2,220	Class M1 (a)	3.00 (k)	06/25/36	2,169,509
	1,400	Class M3 (a)	3.00	02/25/37	1,322,135
	1,100	Onity Loan Investment Trust (a)	5.00 (k)	08/25/37	1,004,586
	810	PRKCM 2023-AFC1 Trust, Class A1 (a)	6.598	02/25/58	812,450
	1,022	PRKCM 2023-AFC4 Trust, Class A1 (a)	7.225	11/25/58	1,038,495
EUR	2,039	PRPM Fundido DAC, Class A 3 Month EURIBOR + 1.00% (Spain) (a)	3.181(k)	04/29/75	2,284,165
	$1,145	PRPM LLC (a)	4.00	05/25/54	1,038,191
	647	RiverView HECM Trust 1 Month Term SOFR + 0.38%	4.737	05/25/47	564,450

Morgan Stanley Income Opportunities Fund
(formerly Global Fixed Income Opportunities Fund)

Portfolio of Investments ◼ July 31, 2025 (unaudited) continued

Principal Amount (000)			Coupon Rate	Maturity Date	Value
		RMF Buyout Issuance Trust
	$2,590	Class M2 (a)	3.63 (k)%	10/25/50	$2,222,135
	890	Class M3 (a)	3.69 (k)	11/25/31	841,596
	2,960	Class M4 (a)	4.50 (k)	04/25/32	2,541,402
	9,265	Class M5 (a)	6.00	10/25/50	7,205,753
	4,492	(a)	6.00 (k)	11/25/31	4,096,980
		RMF Proprietary Issuance Trust
	727	Class A (a)	4.00 (k)	08/25/62	703,239
	1,969	Class A1 (a)	3.00 (k)	01/25/62	1,817,001
	1,968	Class M1 (a)	3.25 (k)	04/26/60	1,745,171
	2,220	Class M3 (a)	3.75 (k)	06/25/62	1,951,958
		Saluda Grade Alternative Mortgage Trust
	2,108	Class A1 (a)	7.118	01/25/30	2,108,534
	2,960	Class A1 (a)	7.50	02/25/30	2,978,760
	2,960	Class A1 (a)	7.762	04/25/30	3,009,359
	1,850	Class M1 (a)	7.50 (k)	05/25/50	1,879,626
	4,060	Seasoned Credit Risk Transfer Trust (a)	4.50 (k)	02/25/59	3,835,773
EUR	1,172	TDA 27 FTA 3 Month EURIBOR + 0.19% (Spain)	2.17 (k)	12/28/50	1,232,176
		Total Mortgages - Other (Cost $104,220,612)			108,674,153

		Senior Loan Interests (0.4%)
	$2,250	Cuenca Enterprises, Inc. 3 Month USD LIBOR + 7.33% (Cayman Islands) (m) (acquired 12/07/2021) (Cost $2,250,000)	12.882(k)	12/15/26	2,250,000

		Supranational (0.6%)
	1,180	African Export-Import Bank (a)	3.798	05/17/31	1,028,569
		Banque Ouest Africaine de Developpement
EUR	1,260		2.75	01/22/33	1,215,983
	$1,030	(a)	4.70	10/22/31	940,641
		Total Supranational (Cost $3,128,478)			3,185,193

Number of Shares (000)
Investment Company (0.5%)
51	Eaton Vance Floating-Rate ETF (b)(n) (Cost $2,582,500)	2,559,713

Morgan Stanley Income Opportunities Fund
(formerly Global Fixed Income Opportunities Fund)

Portfolio of Investments ◼ July 31, 2025 (unaudited) continued

Principal Amount (000)		Coupon Rate	Maturity Date	Value
	Short-Term Investments (2.6%)
	U.S. Treasury Security (0.4%)
$2,000	U.S. Treasury Bill (o)(p) (Cost $1,974,193)	4.303%	11/20/25	$1,974,169

Number of Shares (000)
	Investment Company (0.6%)
3,529	Morgan Stanley Institutional Liquidity Funds — Government Portfolio — Institutional Class, 4.23% (q) (Cost $3,528,921)	3,528,921

	Securities held as Collateral on Loaned Securities (1.5%)
	Investment Company (1.5%)
7,884	Morgan Stanley Institutional Liquidity Funds — Government Portfolio — Institutional Class, 4.23% (q) (Cost $7,883,842)	7,883,843

Principal Amount (000)
		Sovereign (0.1%)
		Argentina (0.0%)‡
ARS	187,209	Letra Del Tesoro Nacional Capitalizable En Pesos	2.35%	05/29/26	134,712

		Uruguay (0.1%)
UYU	17,408	Uruguay Monetary Regulation Bill	9.375	12/19/25	420,873
		Total Sovereign (Cost $557,897)			555,585
		Total Short-Term Investments (Cost $13,944,853)			13,942,518

		Total Investments (Cost $568,212,638) including $8,026,993 of Securities Loaned (r)(s)		110.5%	579,541,563
		Liabilities in Excess of Other Assets		(10.5)	(55,137,103)
		Net Assets		100.0%	$524,404,460

Country assignments and aggregations are based generally on third party vendor classifications and information, and may be different from the assignments and aggregations under the policies set forth in the Fund’s prospectus and/or statement of additional information relating to geographic classifications.

CLO	Collateralized Loan Obligation.
CR	Custodial Receipts.
DAC	Designated Activity Company.
ETF	Exchange Traded Fund.
EURIBOR	Euro Interbank Offered Rate.

Morgan Stanley Income Opportunities Fund
(formerly Global Fixed Income Opportunities Fund)

Portfolio of Investments ◼ July 31, 2025 (unaudited) continued

HECM	Home Equity Conversion Mortgage.
IO	Interest Only Security.
LIBOR	London Interbank Offered Rate.
PAC	Planned Amortization Class.
PIK	Payment-in-Kind.
REMIC	Real Estate Mortgage Investment Conduit.
SOFR	Secured Overnight Financing Rate.
SOFR30A	30-Day Average Secured Overnight Financing Rate.
SONIA	Sterling Overnight Index Average.
TBA	To Be Announced.
‡	Amount is less than 0.05%.
(a)	144A security — Certain conditions for public sale may exist. Unless otherwise noted, these securities are deemed to be liquid.
(b)	All or a portion of this security was on loan. The value of loaned securities and related collateral outstanding at July 31, 2025, were $8,026,993 and $8,189,260, respectively. The Fund received cash collateral of $7,883,843, which was subsequently invested in Morgan Stanley Institutional Liquidity Funds - Government Portfolio as reported in the Portfolio of Investments. The remaining collateral of $305,417 was received in the form of U.S. Government obligations, which the Fund cannot sell or re-pledge and accordingly are not reflected in the Portfolio of Investments. The Fund has the right under the securities lending agreement to recover the securities from the borrower on demand.
(c)	Income may be paid in additional securities and/or cash at the discretion of the issuer.
(d)	Capital appreciation bond.
(e)	Perpetual — One or more securities do not have a predetermined maturity date. Rates for these securities are fixed for a period of time after which they revert to a floating rate. Interest rates in effect are as of July 31, 2025.
(f)	When-issued security.
(g)	Issuer in bankruptcy.
(h)	Non-income producing security; bond in default.
(i)	Multi-step — Coupon rate changes in predetermined increments to maturity. Rate disclosed is as of July 31, 2025. Maturity date disclosed is the ultimate maturity date.
(j)	Security is subject to delayed delivery.
(k)	Floating or variable rate securities: The rates disclosed are as of July 31, 2025. For securities based on a published reference rate and spread, the reference rate and spread are indicated in the description in the Portfolio of Investments. Certain variable rate securities may not be based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description in the Portfolio of Investments.
(l)	Inverse Floating Rate Security - Interest rate fluctuates with an inverse relationship to an associated interest rate. Indicated rate is the effective rate at July 31, 2025.
(m)	Security cannot be offered for public resale without first being registered under the Securities Act of 1933 and related rules (“restricted security”). Acquisition date represents the day on which an enforceable right to acquire such security is obtained and is presented along with related cost in the security description. The Fund has registration rights for certain restricted securities. Any costs related to such registration are borne by the issuer. The aggregate value of restricted securities (excluding 144A holdings) at July 31, 2025 amounts to $2,250,000 and represents 0.4% of net assets.
(n)	The Fund invests in Eaton Vance Floating-Rate ETF, a management investment company advised by an affiliate of the Adviser. Advisory fees paid by the Fund are reduced by an amount equal to its pro-rata share of the advisory and administration fees paid by the Eaton Vance Floating-Rate ETF. For the nine months ended July 31, 2025, advisory fees paid were reduced by $81,839 relating to the Fund's investment in the Eaton Vance Floating-Rate ETF.
(o)	Rate shown is the yield to maturity at July 31, 2025.
(p)	All or a portion of the security was pledged to cover margin requirements for swap agreements.
(q)	The Fund invests in the Institutional Class of the Morgan Stanley Institutional Liquidity Funds - Government Portfolio - (the "Liquidity Fund"), an open-end management investment company managed by the Adviser, both directly and as a portion of the securities held as collateral on loaned securities. Advisory fees paid by the Fund are reduced by an amount equal to its pro-rata share of the advisory and administration fees paid by the Fund due to its investment in the Liquidity Fund. For the nine months ended July 31, 2025, advisory fees paid were reduced by $45,880 relating to the Fund's investment in the Liquidity Fund.
(r)	Securities are available for collateral in connection with purchase of when-issued securities, securities purchased on a forward commitment basis, open foreign currency forward exchange contracts, futures contracts and swap agreements.
(s)	At July 31, 2025, the aggregate cost for federal income tax purposes approximates the aggregate cost for book purposes. The aggregate gross unrealized appreciation is $21,580,969 and the aggregate gross unrealized depreciation is $8,032,262, resulting in net unrealized appreciation of $13,548,707.

Morgan Stanley Income Opportunities Fund
(formerly Global Fixed Income Opportunities Fund)

Portfolio of Investments ◼ July 31, 2025 (unaudited) continued

Foreign Currency Forward Exchange Contracts:

The Fund had the following foreign currency forward exchange contracts open at July 31, 2025:

Counterparty	Contracts to Deliver		In Exchange For		Delivery Date	Unrealized Appreciation (Depreciation)
Bank of America NA	EUR	2,910,931		$3,385,016	8/21/25	$59,325
Bank of America NA	EUR	4,510,317		$5,244,885	8/21/25	91,920
Bank of America NA	EUR	2,338,685		$2,719,572	8/21/25	47,662
Bank of America NA	JPY	55,630,897		$378,136	8/21/25	8,537
Bank of America NA		$277,974	AUD	423,201	8/21/25	(5,931)
Bank of America NA		$5,057,652	AUD	7,700,000	8/21/25	(107,906)
Bank of America NA		$5,053,384	TWD	147,860,000	8/21/25	(92,577)
Bank of America NA		$5,321,330	TWD	155,700,000	8/21/25	(97,486)
Bank of America NA		$739,919	UYU	30,000,000	10/7/25	570
Bank of America NA		$97,800	UYU	4,000,000	10/9/25	910
Barclays Bank PLC	PHP	153,835,187		$2,720,628	9/17/25	86,453
Citibank NA		$943,697	UYU	38,031,000	9/17/25	(2,894)
Citibank NA		$1,263,941	UYU	51,000,000	9/17/25	(2,313)
Citibank NA		$148,736	UYU	6,000,000	9/17/25	(309)
Citibank NA		$82,479	UYU	3,361,000	9/9/25	745
Deutsche Bank AG		$6,086,845	INR	523,000,000	8/21/25	(121,505)
Goldman Sachs International	NZD	15,148,099		$9,091,329	8/21/25	162,282
Goldman Sachs International	PEN	7,000,000		$1,970,776	8/21/25	23,332
Goldman Sachs International	PEN	8,000,000		$2,252,316	8/21/25	26,665
Goldman Sachs International		$922,556	UYU	37,608,000	9/17/25	7,783
Goldman Sachs International		$616,644	UYU	25,000,000	10/3/25	704
Goldman Sachs International	ZAR	199,419,104		$11,118,353	8/21/25	183,850
HSBC Bank PLC	EUR	67,201,931		$78,044,889	8/21/25	1,267,763
HSBC Bank PLC	KRW	293,470,000		$213,409	8/21/25	1,599
HSBC Bank PLC	MXN	160,128,600		$8,486,391	8/21/25	13,979
HSBC Bank PLC	MXN	43,633,000		$2,312,433	8/21/25	3,809
HSBC Bank PLC	MXN	99,739,205		$5,285,914	8/21/25	8,707
HSBC Bank PLC	PEN	26,732,000		$7,485,596	8/21/25	48,584
HSBC Bank PLC	PEN	33,267,898		$9,315,803	8/21/25	60,463
HSBC Bank PLC		$5,237,684	EUR	4,510,000	8/21/25	(85,081)
HSBC Bank PLC		$1,778,149	INR	154,000,000	8/21/25	(21,625)
HSBC Bank PLC		$3,844,267	INR	333,000,000	8/21/25	(46,067)
HSBC Bank PLC		$3,964,202	MXN	74,800,000	8/21/25	(6,530)
JPMorgan Chase Bank NA	JPY	657,300,000		$4,439,562	8/21/25	72,613
Standard Chartered Bank	MXN	74,800,000		$3,969,682	8/21/25	12,010
Standard Chartered Bank		$3,810,168	KRW	5,255,860,000	9/17/25	(11,041)
Standard Chartered Bank		$8,955,782	NZD	15,148,099	8/21/25	(26,736)

Morgan Stanley Income Opportunities Fund
(formerly Global Fixed Income Opportunities Fund)

Portfolio of Investments ◼ July 31, 2025 (unaudited) continued

Foreign Currency Forward Exchange Contracts: (cont'd)

Counterparty	Contracts to Deliver		In Exchange For		Delivery Date	Unrealized Appreciation (Depreciation)
State Street Bank and Trust Co.	GBP	4,990,048		$6,688,494	8/21/25	$97,349
State Street Bank and Trust Co.	PLN	9,994,765	EUR	2,341,118	8/21/25	8,462
UBS AG	EUR	407,435		$476,898	8/8/25	11,811
UBS AG	EUR	796,866		$933,209	8/8/25	23,587
UBS AG		$7,502,885	KRW	10,322,500,000	8/21/25	(52,663)
						$1,650,810

Morgan Stanley Income Opportunities Fund
(formerly Global Fixed Income Opportunities Fund)

Portfolio of Investments ◼ July 31, 2025 (unaudited) continued

Futures Contracts:

The Fund had the following futures contracts open at July 31, 2025:

	Number of Contracts	Expiration Date	Notional Amount (000)		Value	Unrealized Appreciation (Depreciation)
Long:
U.S. Treasury 5 yr. Note (United States)	756	Sep-25		$75,600	$81,777,938	$193,289
U.S. Treasury 10 yr. Note (United States)	650	Sep-25		65,000	72,190,625	452,550
U.S. Treasury 10 yr. Ultra Note (United States)	39	Sep-25		3,900	4,410,047	50,789

Short:
CBOT 30 Day Federal Funds Futures (United States)	257	Aug-25		(107,092)	(102,460,175)	58,901
Euro-Buxl 30 yr. Bond Index (Germany)	6	Sep-25	EUR	(600)	(803,724)	30,949
German Euro-Bobl Index (Germany)	30	Sep-25		(3,000)	(4,014,854)	2,535
German Euro-Bund Index (Germany)	71	Sep-25		(7,100)	(10,508,964)	(2,328)
TSE Japanese 10 Year Bond Futures (Japan)	15	Sep-25	JPY	(1,500,000)	(13,729,775)	54,708
U.S. Treasury 2 yr. Note (United States)	17	Sep-25		$(3,400)	(3,518,734)	5,516
U.S. Treasury Long Bond (United States)	14	Sep-25		(1,400)	(1,598,625)	(24,938)
Ultra U.S. Treasury Bond (United States)	196	Sep-25		(19,600)	(22,993,250)	(400,016)
						$421,955

Morgan Stanley Income Opportunities Fund
(formerly Global Fixed Income Opportunities Fund)

Portfolio of Investments ◼ July 31, 2025 (unaudited) continued

Centrally Cleared Interest Rate Swap Agreements:

The Fund had the following centrally cleared interest rate swap agreements open at July 31, 2025:

Swap Counterparty	Floating Rate Index	Pay/ Receive Floating Rate	Fixed Rate	Payment Frequency Paid/ Received	Maturity Date	Notional Amount (000)		Value	Upfront Payment Paid	Unrealized Appreciation (Depreciation)
Morgan Stanley & Co. LLC	3 Month JIBAR	Pay	8.470%	Quarterly/Quarterly	9/17/35	ZAR	56,300	$30,373	$—	$30,373
Morgan Stanley & Co. LLC	3 Month JIBAR	Pay	8.640%	Quarterly/Quarterly	9/17/35		49,100	58,416	—	58,416
Morgan Stanley & Co. LLC	3 Month JIBAR	Pay	8.660	Quarterly/Quarterly	9/17/35		54,600	67,961	—	67,961
Morgan Stanley & Co. LLC	MIBOR	Pay	5.690	Semi-Annual/Semi-Annual	9/17/30	INR	791,800	(9,733)	—	(9,733)
								$147,017	$—	$147,017

JIBAR	Johannesburg Interbank Agreed Rate.
MIBOR	Mumbai Interbank Offered Rate.
TSE	Tokyo Stock Exchange.
ARS	— Argentine Peso
AUD	— Australian Dollar
BRL	— Brazilian Real
DOP	— Dominican Peso
EUR	— Euro
GBP	— British Pound
INR	— Indian Rupee
JPY	— Japanese Yen
KRW	— South Korean Won
MXN	— Mexican Peso
NZD	— New Zealand Dollar
PEN	— Peruvian Nuevo Sol
PHP	— Philippine Peso
PLN	— Polish Zloty
TRY	— Turkish Lira
TWD	— Taiwan Dollar
USD	— United States Dollar
UYU	— Uruguay Peso
ZAR	— South African Rand

Portfolio Composition* (Unaudited)

CLASSIFICATION	Percentage of Total Investments
Corporate Bonds	23.6%
Mortgages - Other	19.0
Sovereign	18.4
Asset-Backed Securities	13.3
Agency Fixed Rate Mortgages	12.7
Collateralized Mortgage Obligations - Agency Collateral Series	6.2
Commercial Mortgage-Backed Securities	4.3
Short-Term Investments	1.1
Supranational	0.6
Senior Loan Interests	0.4
Investment Company	0.4
Total	100.0	%**

*	Percentages indicated are based upon total investments (excluding Securities held as Collateral on Loaned Securities) as of July 31, 2025.
**	Does not include open futures contracts with a value of $318,006,711 and net unrealized appreciation of $421,955. Does not include open foreign currency forward exchange contracts with net unrealized appreciation of $1,650,810. Also does not include open swap agreements with net unrealized appreciation of $147,017.

Morgan Stanley Income Opportunities Fund
(formerly Global Fixed Income Opportunities Fund)

Notes to Financial Statements ◼ July 31, 2025 (unaudited)

Valuation of Investments — (1) Fixed income securities may be valued by an outside pricing service/vendor approved by the Fund’s Board of Trustees (the “Trustees”). The pricing service/vendor may employ a pricing model that takes into account, among other things, bids, yield spreads and/or other market data and specific security characteristics. If Morgan Stanley Investment Management Inc. (the “Adviser”) or Morgan Stanley Investment Management Limited (the “Sub-Adviser”), each a whollyowned subsidiary of Morgan Stanley, determines that the price provided by the outside pricing service/vendor does not reflect the security’s fair value or the pricing service/vendor or exchange is unable to provide a price, prices from reputable brokers/dealers may also be utilized. In these circumstances, the value of the security will be the mean of bid and asked prices obtained from the reputable brokers/dealers; (2) an equity portfolio security listed or traded on an exchange is valued at its latest reported sales price (or at the exchange official closing price if such exchange reports an official closing price), and if there were no sales on a given day and if there is no official exchange closing price for that day, the security is valued at the mean between the last reported bid and asked prices if such bid and asked prices are available on the relevant exchanges. If only bid prices are available then the latest bid price may be used. Listed equity securities not traded on the valuation date with no reported bid and asked prices available on the exchange are valued at the mean between the current bid and asked prices obtained from one or more reputable brokers/dealers. In cases where a security is traded on more than one exchange, the security is valued on the exchange designated as the primary market; (3) all other equity portfolio securities for which over-the-counter (“OTC”) market quotations are readily available are valued at the latest reported sales price (or at the market official closing price if such market reports an official closing price), and if there was no trading in the security on a given day and if there is no official closing price from relevant markets for that day, the security is valued at the mean between the last reported bid and asked prices if such bid and asked prices are available on the relevant markets. An unlisted equity security that does not trade on the valuation date and for which bid and asked prices from the relevant markets are unavailable is valued at the mean between the current bid and asked prices obtained from one or more reputable brokers/dealers; (4) when market quotations are not readily available as defined by Rule 2a−5 under the Act, including circumstances under which the Adviser or the Sub-Adviser, determines that the closing price, last sale price or the mean between the last reported bid and asked prices are not reflective of a security’s market value, portfolio securities are valued at their fair value as determined in good faith under procedures approved by and under the general supervision of the Trustees. Each business day, the Fund uses a third-party pricing service approved by the Trustees to assist with the valuation of foreign equity securities. Events occurring after the close of trading on foreign exchanges may result in adjustments to the valuation of foreign securities to reflect market trading that occurs after the close of the applicable foreign markets of comparable securities or other instruments that have a strong correlation to the fair-valued securities to more accurately reflect their fair value as of the close of regular trading on the NYSE; (5) certain senior collateralized loans (“Senior Loans”) are valued based on quotations received from an independent pricing service; (6) futures are valued at the settlement price on the exchange on which they trade or, if a settlement price is unavailable, at the last sale price on the exchange; (7) OTC swaps may be valued by an outside pricing service approved by the Trustees or quotes from a reputable broker/dealer. Swaps cleared on a clearinghouse or exchange may be valued using the closing price provided by the clearinghouse or exchange; (8) foreign exchange transactions ("spot contracts") and foreign exchange forward contracts (“forward contracts”) are valued daily using an independent pricing vendor at the spot and forward rates, respectively, as of the close of the NYSE; and (9) investments in mutual funds, including the Morgan Stanley Institutional Liquidity Funds, are valued at the net asset value (“NAV”) as of the close of each business day.

In connection with Rule 2a−5 of the Act, the Trustees have designated the Fund’s Adviser as its valuation designee. The valuation designee has responsibility for determining fair value and to make the actual calculations pursuant to the fair valuation methodologies previously approved by the Trustees. Under procedures approved by the Trustees, the Fund’s Adviser, as valuation designee, has formed a Valuation Committee whose members are approved by the Trustees. The Valuation Committee provides administration and oversight of the Fund’s valuation policies and procedures, which are reviewed at least annually by the Trustees. These procedures allow the Fund to utilize independent pricing services, quotations from securities and financial instrument dealers and other market sources to determine fair value.

Morgan Stanley Income Opportunities Fund
(formerly Global Fixed Income Opportunities Fund)

Notes to Financial Statements ◼ July 31, 2025 (unaudited) continued

Fair Valuation Measurements

Financial Accounting Standards Board (“FASB”) ASC 820, “Fair Value Measurement” (“ASC 820”), defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. ASC 820 establishes a three-tier hierarchy to distinguish between (1) inputs that reflect the assumptions market participants would use in valuing an asset or liability developed based on market data obtained from sources independent of the reporting entity (observable inputs); and (2) inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in valuing an asset or liability developed based on the best information available in the circumstances (unobservable inputs) and to establish classification of fair value measurements for disclosure purposes. Various inputs are used in determining the value of the Fund’s investments. The inputs are summarized in the three broad levels listed below:

●	Level 1 — unadjusted quoted prices in active markets for identical investments

●	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

●	Level 3 — significant unobservable inputs including the Fund’s own assumptions in determining the fair value of investments. Factors considered in making this determination may include, but are not limited to, information obtained by contacting the issuer, analysts, or the appropriate stock exchange (for exchange-traded securities), analysis of the issuer's financial statements or other available documents and, if necessary, available information concerning other securities in similar circumstances.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and the determination of the significance of a particular input to the fair value measurement in its entirety requires judgment and considers factors specific to each security.

Morgan Stanley Income Opportunities Fund
(formerly Global Fixed Income Opportunities Fund)

Notes to Financial Statements ◼ July 31, 2025 (unaudited) continued

The following is a summary of the inputs used to value the Fund’s investments as of July 31, 2025:

Investment Type	Level 1 Unadjusted quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Assets:
Corporate Bonds	$—	$135,153,773	$—	$135,153,773
Sovereign	—	105,354,858	—	105,354,858
Agency Fixed Rate Mortgages	—	72,398,546	—	72,398,546
Asset-Backed Securities	—	75,810,741	—	75,810,741
Collateralized Mortgage Obligations - Agency Collateral Series	—	35,687,587	—	35,687,587
Commercial Mortgage-Backed Securities	—	24,524,481	—	24,524,481
Mortgages - Other	—	108,674,153	—	108,674,153
Senior Loan Interests	—	2,250,000	—	2,250,000
Supranational	—	3,185,193	—	3,185,193
Total Fixed Income Securities	—	563,039,332	—	563,039,332
Investment Company	2,559,713	—	—	2,559,713
Short-Term Investments
U.S. Treasury Security	—	1,974,169	—	1,974,169
Investment Company	11,412,764	—	—	11,412,764
Sovereign	—	555,585	—	555,585
Total Short-Term Investments	11,412,764	2,529,754	—	13,942,518
Foreign Currency Forward Exchange Contracts	—	2,331,474	—	2,331,474
Futures Contracts	849,237	—	—	849,237
Centrally Cleared Interest Rate Swap Agreements	—	156,750	—	156,750
Total Assets	14,821,714	568,057,310	—	582,879,024
Liabilities:
Foreign Currency Forward Exchange Contracts	—	(680,664)	—	(680,664)
Futures Contracts	(427,282)	—	—	(427,282)
Centrally Cleared Interest Rate Swap Agreement	—	(9,733)	—	(9,733)
Total Liabilities	(427,282)	(690,397)	—	(1,117,679)
Total	$14,394,432	$567,366,913	$—	$581,761,345

Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment’s valuation changes.